Transaction with related parties (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Net sales to third parties	$ 50,545	$ 51,626	$ 48,659
Executive Committee members	11	12	13
Related parties, number of executive committee members who stepped down	5	3
Non-executive directors	15	14	14
Roche Holding AG [member]
Disclosure of transactions between related parties [line items]
Proportion of voting rights held in associate		33.30%	33.30%
Genentech / Roche [member]
Disclosure of transactions between related parties [line items]
Net expense, royalties cost sharing and profit sharing		$ (188)	$ (217)
Number of contracts with related parties	2
Genentech / Roche [member] | Lucentis [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties		2,000	1,900
Genentech / Roche [member] | Xolair [member]
Disclosure of transactions between related parties [line items]
Net sales to third parties		$ 1,300	$ 1,300
Spark Therapeutics, Inc. [member]
Disclosure of transactions between related parties [line items]
Number of contracts with related parties	1